Concentrations of Credit and Market Risk	12 Months Ended
Dec. 31, 2018
Concentrations of Credit and Market Risk
Concentrations of Credit and Market Risk

Note 18—Concentrations of Credit and Market Risk

Financial instruments that potentially subject the Company to credit risk are primarily cash equivalents, restricted cash and accounts receivable. At times, cash equivalents and restricted cash may be in excess of FDIC insurance limits.

With regard to accounts receivable, we have an exposure from our concentration of clients within the oil and natural gas industry. This industry concentration has the potential to impact our exposure to credit and market risks as our clients could be affected by similar changes in economic, industry or other conditions. However, we believe that the credit risk posed by this industry concentration has been largely offset by the creditworthiness of our client base and receipt of advanced payments before providing services to certain clients.

During the years ended December 31, 2018, 2017 and 2016, the percentage of revenues earned from our clients was as follows:

	Successor	Predecessor
	Period From	Period From
	November 20, 2018	January 1, 2018
	through	through	Years Ended December 31,
	December 31, 2018	November 19, 2018	2017	2016
Chevron	82.1%	84.0%	81.6%	77.1%
Eni	17.9%	—%	—%	—%
Petronas	—%	14.2%	—%	—%
Total	—%	—%	—%	22.9%
Other	—%	1.8%	18.4%	—%

Some of our employees in Nigeria are represented by unions. As of December 31, 2018 and 2017, approximately 1% of our labor force was covered by collective bargaining agreements, all of which are subject to annual salary negotiation.